Goodwill and Intangible Assets	6 Months Ended
Jul. 31, 2012
Goodwill and Intangible Assets
Goodwill and Intangible Assets

4. Goodwill and Intangible Assets

        A summary of the changes in the carrying amounts of goodwill and non-amortizable intangible assets for Fiscal 2010 and 2011 were as follows (amounts in thousands):

	Goodwill	Nonamortizable Intangibles
Balance at February 2, 2010	$273,807	$80,600
Current period business acquisitions	14,108	—
Impairment charge	(536)	—

Balance at February 1, 2011	287,379	80,600
Prior year business acquisition adjustment	597	—
Current period business acquisitions	3,165	—

Balance at January 31, 2012	$291,141	$80,600

        The amounts of accumulated goodwill impairment were $143.9 million, $144.4 million and $144.4 million as of February 2, 2010, February 1, 2011 and January 31, 2012, respectively. All amounts of goodwill impairment are attributable to the Company's retail reportable segment.

        A summary of the changes in the carrying amounts of amortizable intangible assets for Fiscal 2010 and 2011 were as follows (amounts in thousands):

	Gross Cost	Accumulated Amortization	Net Carrying Value
Balance at February 2, 2010	$2,718	$(1,353)	$1,365
Current period business acquisitions	3,255	—	3,255
Amortization expense	—	(307)	(307)

Balance at February 1, 2011	5,973	(1,660)	4,313
Current period business acquisitions	150	—	150
Reaquired franchise rights	205	—	205
Amortization expense	—	(473)	(473)

Balance at February 1, 2012	$6,328	$(2,133)	$4,195

        The components of intangible assets were as follows (dollar amounts in thousands):

	Useful Life (Years)	February 1, 2011	January 31, 2012
Nonamortizing:
Trade names and trademarks		$80,600	$80,600

Amortizing:
Franchise agreement rights	20	$1,000	$1,205
Acquired trade names	2-20	3,965	4,035
Non-compete agreements	3-5	1,008	1,088

		5,973	6,328
Accumulated amortization		(1,660)	(2,133)

		4,313	4,195

		$84,913	$84,795

        Expense included in general and administrative expense related to the amortization of intangible assets was $0.5 million, $0.3 million and $0.5 million for Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively.

        The weighted average amortization period remaining for intangible assets is 16 years. Amortization expense for intangible assets at January 31, 2012, is expected to be as follows for each of the next five fiscal years ending on or about January 31 (amounts in thousands):

2012	$433
2013	$381
2014	$223
2015	$223
2016	$223

        Goodwill is related to purchase price allocation resulting from acquisitions. The Company's operations are comprised of market-level operating segments that are each a reporting unit for goodwill impairment purposes. To the extent Step 2 of the goodwill impairment test is required, it consists of (1) comparing the fair value of a reporting unit with the carrying value of its net assets and (2) if the carrying value exceeds fair value, the fair value of goodwill is compared with the respective carrying value and an impairment loss is recognized in the amount of the excess. An estimated fair value of the enterprise, which was allocated to each reporting unit for goodwill impairment purposes, was derived by a combination of an income approach and a market approach, which incorporates both management's views and those of the market. The income approach provides an estimated fair value based on the Company's anticipated cash flows that are discounted using a weighted average cost of capital rate. The market approach provides an estimated fair value based on multiples of operating results to enterprise value of comparable publicly-traded entities that are applied to the Company's historical operating results. The estimated fair values computed using the income approach and the market approach are then weighted and combined into a single fair value. The primary assumptions used in the income approach are estimated cash flows and weighted average cost of capital. Estimated cash flows are primarily based on projected revenues, operating costs and capital expenditures and are discounted based on comparable industry average rates for weighted average cost of capital.

        For the goodwill impairment test performed for Fiscal 2010, the amount of enterprise value allocated to the Company's reporting units was less than carrying values of net assets, inclusive of goodwill, for two reporting units, which experienced declines in results of operations in Fiscal 2010. As a result, the Company performed the second step of the goodwill impairment and determined that the carrying value of goodwill exceeded the fair value for the two reporting units and, accordingly, a non-cash impairment charge of $0.5 million was recognized in Fiscal 2010.